INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

	2024	2023
Software	2,897,120	3,452,567
Total	2,897,120	3,452,567

Schedule of Changes in Intangible Assets

Software
Cost:
Balance as of January 1, 2023	16,404,187
Additions	1,458,636
Balance as of December 31, 2023	17,862,823
Additions	686,484
Balance as of December 31, 2024	18,549,307
Accumulated amortization:
Balance as of January 1, 2023	(13,217,761)
Amortization	(1,192,495)
Balance as of December 31, 2023	(14,410,256)
Amortization	(1,241,931)
Balance as of December 31, 2024	(15,652,187)